SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jul. 31, 2023	Jul. 31, 2022
Period-End HK$ : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	7.80	7.85
Period-Average HK$ : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	7.83	7.81